Shareholder Fees - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO	Apr. 29, 2024 USD ($)
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none